Notes Payable (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2022	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	May 15, 2024	Jul. 19, 2023	Jul. 17, 2023
Notes Payable [Line Items]
Line of credit						$ 2,000,000
Principal payments					$ 16,117
Notes payable current		$ 128,391			128,144	$ 127,183
Contract price	$ 32,274
Contract price financed	$ 22,795
Bearing interest rate	2.95%
Converted debt							$ 300,000
Conversion agreement value					$ 300,000
Common stock shares issued (in Shares)		11,154,171			11,107,210	8,869,870
Gain (loss) on extinguishment					$ (368,036)	$ (554,423)
Interest expense		$ 2,549	$ 2,578
Interest expenses		5,880	8,618		21,407	75,815
Conversion amount						2,607,863
Automobile [Member]
Notes Payable [Line Items]
Notes payable		9,533			$ 10,689
Notes payable current		$ 4,697
Contract price	$ 32,274
Contract price financed	$ 22,795
Bearing interest rate	2.95%
Bearing interest payments per month	$ 410
Note Payable-Related Party [Member]
Notes Payable [Line Items]
Bearing interest rate		7.00%			7.00%
Credit facility									$ 5,000,000
Advances received				$ 300,000
Converted debt							$ 300,000
Accrued interest		$ 4,922			$ 4,922
Common stock shares issued (in Shares)		76,230			76,230
Warrants exercisable (in Shares)		152,460			152,460
Warrants exercisable price per share (in Dollars per share)		$ 6.43			$ 6.43
Gain (loss) on extinguishment		$ 368,036
Due balance		0			$ 0
Interest expense, debt					4,163
Interest expense		0	4,163			60,453
Conversion amount		300,000
Secured borrowing liability [Member]
Notes Payable [Line Items]
Interest expense, debt					$ 10,482	5,470
Interest expense		$ 5,880	$ 8,618
Secured loan payable								$ 106,528
Loan interest rate		10.00%			10.00%
Notes Payable [Member]
Notes Payable [Line Items]
Notes payable					$ 69,132	85,249
Notes payable current					16,953
Notes Payable [Member]
Notes Payable [Line Items]
Notes payable					10,689	$ 15,232
Notes payable current					4,663
Line of Credit [Member]
Notes Payable [Line Items]
Line of credit		$ 160,000			$ 160,000				2,000,000
Due date		Oct. 16, 2028			Oct. 16, 2028
Interest rate during period		5.00%			5.00%
Line of credit amount assumed		$ 139,184			$ 139,184
Monthly payments of principal and interest		1,697			1,697
Principal payments		4,461
Notes payable		64,962			$ 69,132
Notes payable current		$ 17,166
Credit facility									$ 5,000,000